Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes	The provision for income taxes was as follows:

	Successor	Predecessor
	October 2, 2024 through December 31, 2024	January 1, 2024 through October 1, 2024	Year ended December 31, 2023
Current Expense: ........................................................................
Federal ...........................................................................................	—	—	—
State ...............................................................................................	18	—	—
Foreign ..........................................................................................	—	—	—
Total Current Expense ...............................................................	18	—	—

Deferred Expense: .........................................................................
Federal ...........................................................................................	(3,301)	432	—
State ...............................................................................................	—	—	—
Foreign ..........................................................................................	—	—	—
Total Deferred Expense ..............................................................	(3,301)	432	—
Total Expense: ............................................................................	$(3,282)	$432	$—

Schedule of Reconciliation of the Income Tax Provision	A reconciliation of the expected statutory federal tax and the total income tax expense (benefit) was as follows:

	Successor	Predecessor
	October 2, 2024 through December 31, 2024	January 1, 2024 through October 1, 2024	Year ended December 31, 2023
Pre-tax book loss ...........................................................................	$(73,375)	$(27,766)	$(30,984)
Income taxes at federal statutory rate ............................................	(15,405)	—	—
State taxes, net of federal benefit ..................................................	(1,801)	—	—
Tax on pre-tax earnings of corporate subsidiaries ........................	—	(3,022)	(2,229)
Warrant liability ............................................................................	3,685	—	—
Non-deductible expenses ..............................................................	6	6	631
Change in earnout fair value .........................................................	(714)	—	—
Other permanent differences .........................................................	(423)	—	(4)
Change in valuation allowance .....................................................	11,664	3,448	1,602
R&D credit ....................................................................................	(294)	—	—
Total provision (benefit) for income taxes ..............................	$(3,282)	$432	$—

Schedule of Deferred Tax Assets and Liabilities	Significant components of deferred tax assets and liabilities as of December 31, 2024 and 2023 are as follows:

	December 31, 2024	December 31, 2023
Deferred Tax Assets:
Deferred lease liabilities ............................................................................................	$138	$189
Capitalized R&D expense .........................................................................................	2,562	766
Fixed assets and intangibles ......................................................................................	3,113	3,614
Reserves and other accruals .......................................................................................	4,873	178
Loss carry-forwards and other tax attributes .............................................................	15,682	1,663
Total Deferred Tax Assets .......................................................................................	26,368	6,410
Less: Valuation allowance .........................................................................................	(11,664)	(5,910)
Net Deferred Tax Assets ........................................................................................	$14,704	$500

Deferred Tax Liabilities:
Amortization ..............................................................................................................	$(38,443)	$(323)
Investment in Partnerships .........................................................................................	(3,505)	—
Right of use assets .....................................................................................................	(109)	(177)
Total Deferred Tax Liabilities .................................................................................	(42,057)	(500)
Net Deferred Tax Liabilities ....................................................................................	$(27,353)	$—